Summary of Significant Accounting Policies (Preopening Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preopening Expenses [Line Items]
Project development, preopening and writedowns	$ 14,454	$ 22,107	$ 6,907